INTANGIBLE ASSETS - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	[1],[2]	$ 98	$ 107
Changes in intangible assets and goodwill [abstract]
Amortisation for the year		1	1		$ 1
Ending balance		106	98	[1],[2]	107	[1],[2]
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			200		200
Changes in intangible assets and goodwill [abstract]
Additions					1
Transfers and other movements					0
Translation					(2)
Ending balance					200
Cost less impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		191	200
Changes in intangible assets and goodwill [abstract]
Additions		2	1
Disposals		(10)
Translation		8	(10)
Ending balance		191	191		200
Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			(93)		(94)
Changes in intangible assets and goodwill [abstract]
Amortisation for the year					1
Translation					2
Ending balance					(93)
Accumulated amortisation and impairments, less impairment write off
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(93)	(93)
Changes in intangible assets and goodwill [abstract]
Amortisation for the year		1	1
Disposals		10
Translation		(1)	1
Ending balance		(85)	(93)		(93)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		95	105
Changes in intangible assets and goodwill [abstract]
Ending balance		102	95		105
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			105		105
Changes in intangible assets and goodwill [abstract]
Additions					0
Transfers and other movements					0
Translation					0
Ending balance					105
Goodwill | Cost less impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		95	105
Changes in intangible assets and goodwill [abstract]
Additions		0	0
Disposals		0
Translation		7	(10)
Ending balance		102	95		105
Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			0		0
Changes in intangible assets and goodwill [abstract]
Amortisation for the year					0
Translation					0
Ending balance					0
Goodwill | Accumulated amortisation and impairments, less impairment write off
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		0	0
Changes in intangible assets and goodwill [abstract]
Amortisation for the year		0	0
Disposals		0
Translation		0	0
Ending balance		0	0		0
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		3	2
Changes in intangible assets and goodwill [abstract]
Ending balance		4	3		2
Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			95		95
Changes in intangible assets and goodwill [abstract]
Additions					1
Transfers and other movements					1
Translation					(2)
Ending balance					95
Other | Cost less impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		96	95
Changes in intangible assets and goodwill [abstract]
Additions		2	1
Disposals		(10)
Translation		1	0
Ending balance		89	96		95
Other | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			(93)		(94)
Changes in intangible assets and goodwill [abstract]
Amortisation for the year					1
Translation					2
Ending balance					(93)
Other | Accumulated amortisation and impairments, less impairment write off
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(93)	(93)
Changes in intangible assets and goodwill [abstract]
Amortisation for the year		1	1
Disposals		10
Translation		(1)	1
Ending balance		$ (85)	$ (93)		$ (93)

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.